Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Non-Current Liabilities
NOTE 21: OTHER
NON-CURRENT
LIABILITIES

(€‘000)	As at December 31,
	2022	2021
Onerous contracts - non-current liabilities	124	—
Other non-current liabilities	134	164

Total Other non-current liabilities	258	164

As of December
31,
2022, the Group recorded a provision for onerous contracts for a total amount of €2.2 million in order to cover the contractual obligations, mainly on clinical activities follow-up
and studies closing costs, after the Group’s decision in the fourth quarter of 2022, to discontinue the development of its remaining clinical programs
CYAD-02,
CYAD-101
and
CYAD-211.
The
non-current
portion of this provision as of December 31, 2022 amounts
to €0.1
million. The current portion of the provision is
€2.1
million as of December 31, 2022 (see note 22).
As of December 31, 2021, the Group recorded a
non-current
liability of €0.2
million regarding a
non-refundable,
non-creditable
sublicense fee to be paid on an annual basis to Dartmouth in connection with the December 2021 amendment agreement (see note 34). As of December 31, 2022, the non-current
liability
is
€0.1
million.